Note 22 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2020	2019

Combined statutory rate	26.5%	26.5%
Nondeductible expenses	1.5	3.0
Tax effect of flow through entities	(4.6)	(2.0)
Impact of changes in foreign exchange rates	0.3	(0.1)
Adjustments to tax liabilities for prior periods	(0.2)	(0.1)
Effect of changes in enacted tax rate in other jurisdictions	0.3	0.3
Changes in liability for unrecognized tax benefits	0.6	-
Stock-based compensation	1.5	0.3
Foreign, state, and provincial tax rate differential	(2.3)	(1.5)
Change in valuation allowance	3.8	(0.4)
Acquisition related costs and contingent consideration	1.6	1.4
Withholding taxes and other	1.8	0.4
Effective income tax rate	30.8%	27.8%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2020	2019

Canada	$8,257	$10,876
United States	53,111	49,884
Foreign	75,167	129,838
Total	$136,535	$190,598

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2020	2019

Current
Canada	$3,309	$2,939
United States	19,577	15,029
Foreign	32,344	41,745
	55,230	59,713

Deferred
Canada	2,154	238
United States	(9,765)	(520)
Foreign	(5,573)	(6,418)
	(13,184)	(6,700)

Total	$42,046	$53,013

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As at December 31,
	2020	2019

Loss carry-forwards and other credits	$18,314	$18,969
Expenses not currently deductible	33,442	28,446
Revenue not currently taxable	(14,076)	(6,212)
Stock-based compensation	526	386
Investments	10,696	7,870
Provision for doubtful accounts	8,308	4,585
Financing fees	(325)	(330)
Net unrealized foreign exchange losses	560	68
Depreciation and amortization	(57,746)	(44,577)
Operating leases	8,110	7,998
Less: valuation allowance	(13,324)	(7,801)
Net deferred tax (liabilities) assets	$(5,515)	$9,402

Summary of Operating Loss Carryforwards [Table Text Block]
	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2020	2019	2020	2019	2020	2019

Canada	$5,632	$16,525	$65	$24	$5,567	$16,501
United States	3,059	3,144	924	922	2,135	2,222
Foreign	53,997	40,006	32,091	21,476	21,906	18,530
	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2020	2019	2020	2019	2020	2019

Canada	$1,922	$1,864	$1,922	$1,758	$-	$106
United States	1,698	1,698	1,698	1,698	-	-
Foreign	6,876	6,271	6,876	6,271	-	-

Summary of Income Tax Contingencies [Table Text Block]
	2020	2019

Balance, January 1	$1,468	$1,460
Gross increases for tax positions of prior periods	908	71
Reduction for lapses in applicable statutes of limitations	(87)	(129)
Foreign currency translation	55	66

Balance, December 31	$2,344	$1,468